Significant Transactions (Details 2) - Solo Sciences, Inc. [Member]	Jan. 15, 2020 USD ($)
Business Acquisition [Line Items]
Common shares issued	$ 17,550
Contingent consideration	389
Total estimated fair value of consideration	$ 17,939